Pro Forma Results Of Medical Clinic Acquisition (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Business Acquisition [Line Items]
Net revenue	$ 8,325,558	$ 5,947,500	$ 28,208,533	$ 14,905,735	$ 11,570,305	$ 9,162,131
Net loss	$ (1,779,214)	$ (1,111,769)	$ (1,901,024)	$ (4,447,545)	$ (4,526,075)	$ (8,801,564)
Basic and diluted net loss per share	$ (0.36)	$ (0.23)	$ (0.39)	$ (1.19)	$ (1.22)	$ (2.71)